Condensed Consolidated Balance Sheets (Unaudited) - USD ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023		Dec. 31, 2022
Current assets
Cash and cash equivalents	$ 18,654	$ 11,626		$ 23,179
Other receivables	6,257	4,460		4,925
Notes receivable, current portion	158	301		261
Parts and supplies inventory, net	5,978	5,142		5,872
Investments in securities	61,415	71,230		69,448
Prepaid engine overhauls, current portion	12,792	14,522		5,127
Aircraft held for sale, current portion	18,867	0
Prepaid expenses and other current assets	5,670	6,752		5,865
Total current assets	133,284	116,793		131,761
Notes receivable, non-current portion, net	6,120	21,177		4,856
Property and equipment, net	237,045	253,976		252,693
Aircraft held for sale, non-current portion	6,724	0
Operating lease right-of-use assets	66,387	84,649		51,051
Intangible assets, net	1,728	2,234		2,432
Prepaid engine overhauls, non-current portion	35,113	41,531		48,310
Other non-current assets	746	670		484
Total assets	487,147	521,030		494,216
Current liabilities
Accounts payable	26,110	30,172
Excise tax payable	1,188	1,032		0
Long-term notes payable, current portion	81,359	26,471		23,581
Deferred revenue, current portion	87,542	83,914		58,023
Operating lease liabilities, current portion	14,748	17,907		9,782
Other current liabilities	26,677	28,705		21,777
Total current liabilities	266,141	221,536		138,695
Long-term notes payable, non-current portion		166,818		222,320
Operating lease liabilities, non-current portion	52,663	68,100		40,731
Deferred revenue, non-current portion	12,674	10,026		2,579
Warrant liabilities	3,726	2,508		971
Other non-current liabilities	23,142	16,712		41,503
Total liabilities	496,177	485,700		446,799
Commitments and contingencies (Note 22)
Temporary equity
Redeemable noncontrolling interest	135,033	(35,525)		0
Stockholders' equity
Accumulated other comprehensive loss	109	(69)		(476)
Additional paid-in capital	9,453	126,978
Accumulated deficit	(201,590)	(80,456)
Total flyExclusive stockholders' equity	(192,020)	46,461		(5,117)
Noncontrolling interests	11,315	24,394		52,534
Total stockholders’ (deficit) / equity	(180,705)	70,855		47,417
Total liabilities, temporary equity and stockholders' / members' equity	487,147	521,030		494,216
Common Class A
Stockholders' equity
Common stock	2	2	[1]
Common Class B
Stockholders' equity
Common stock	6	6	[1]
Series A Preferred Stock
Temporary equity
Series A preferred stock, par value $0.0001; 25,000,000 authorized and 25,000 shares authorized issued and outstanding, respectively	22,618	0
Series B Preferred Stock
Temporary equity
Series A preferred stock, par value $0.0001; 25,000,000 authorized and 25,000 shares authorized issued and outstanding, respectively	14,024	0
Nonrelated Party
Current assets
Accounts receivable, net	1,601	849		14,088
Current liabilities
Accounts payable		30,172		21,756
Short-term notes payable	6,062	14,396		3,704
Long-term notes payable, non-current portion	116,517	166,818
Related Party
Current assets
Accounts receivable, net	1,892	1,911		2,996
Current liabilities
Accounts payable	314	0		72
Short-term notes payable	22,455	18,939		$ 0
Long-term notes payable, non-current portion	$ 21,314	$ 0

[1]	Equity interests issued and outstanding for periods prior to the date of the Merger have not been retroactively restated to give effect to the reverse recapitalization. Prior to the closing of the Merger (as defined in Note 3, "Merger"), the legal structure of LGM was a limited liability company with ownership interests consisting of members' units. Application of an exchange ratio of members' units for shares of common stock for periods prior to the Merger would not be representative of the capital structure of the Company after the Merger. See Note 3, "Merger," for further discussion.